INTANGIBLE ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 04, 2021	Apr. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			3 months 18 days
Amortization expense			$ 269	$ 487	$ 299
Impairment of intangibles			300	$ 2,246
Future Amortization Expense			80
Snow White Labs Ltd [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Consideration Transferred		$ 808
Ordinary shares and direct acquisition costs		33,150
Fair value of ordinary shares		$ 776
Simpo Ltd [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Consideration Transferred	$ 1,306
Impairment of intangibles			$ 979